Financial Instruments - Sensitivity Ranges for the Base Fair Values (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Full requirements – Eastern US | Cost of supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 1
Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (6)		6
Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		(2)
Minimum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 163,000,000		$ 145,000,000
Increase (decrease) in derivative future power prices, reasonable possible		(5)		$ (3)
Minimum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 13,000,000		$ 18,000,000
Minimum | Coal transportation – US | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage			0	0
Minimum | Coal transportation – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (5)
Minimum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0	0
Minimum | Coal transportation – US | Long-term contracts | US | Volatility
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.80	0.80	0.80	0.80
Minimum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 21,000,000		$ (9,000,000)
Minimum | Full requirements – Eastern US | Cost of supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (0.50)
Minimum | Full requirements – Eastern US | US | Volume
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.96	0.96	0.95	0.95
Minimum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 18,000,000		$ 16,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	0.00%	0.00%
Minimum | Long-term wind energy sale – Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 25,000,000		$ 11,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	28.00%	28.00%	(5.00%)	(5.00%)
Minimum | Long-term wind energy sale – Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 85		$ (24)
Minimum | Long-term wind energy sale - Central US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 28,000,000		$ 15,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	2.00%	2.00%	(3.00%)	(3.00%)
Minimum | Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ (2)
Minimum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 19,000,000		$ 6,000,000
Minimum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				(3)
Maximum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	15,000,000		22,000,000
Increase (decrease) in derivative future power prices, reasonable possible		$ 55		$ 20
Maximum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 14,000,000		$ 3,000,000
Maximum | Coal transportation – US | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage			0.04	0.04
Maximum | Coal transportation – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 55
Maximum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0.10	0.10
Maximum | Coal transportation – US | Long-term contracts | US | Volatility
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.20	1.20	1.20	1.20
Maximum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 3,000,000		$ 9,000,000
Maximum | Full requirements – Eastern US | Cost of supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 3.30
Maximum | Full requirements – Eastern US | US | Volume
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.04	1.04	1.05	1.05
Maximum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 22,000,000		$ 17,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%
Maximum | Long-term wind energy sale – Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 47,000,000		$ 21,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%	5.00%	5.00%
Maximum | Long-term wind energy sale – Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ (5)		$ (5)
Maximum | Long-term wind energy sale - Central US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 74,000,000		$ 27,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%	3.00%	3.00%
Maximum | Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (2)		$ (3)
Maximum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 18,000,000		$ 6,000,000
Maximum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 2